Identification and Activities of the Company and Subsidiaries	12 Months Ended
Dec. 31, 2018
Disclosure of Identification and Activities of the Company and Subsidiaries [Abstract]
Disclosure of Identification and Activities of the Company and Subsidiaries [Text Block]
Note 1	Identification and Activities of the Company and Subsidiaries

1.1	Historical background

Sociedad Química y Minera de Chile S.A. "SQM" is an open stock corporation founded under the laws of the Republic of Chile and its Chilean Tax Identification Number is 93.007.000-9.

The Company was incorporated through a public deed dated June 17, 1968 by the public notary of Santiago Mr. Sergio Rodríguez Garcés. Its existence was approved by Decree No. 1,164 of June 22, 1968 of the Ministry of Finance, and it was registered on June 29, 1968 in the Registry of Commerce of Santiago, on page 4,537 No. 1,992. SQM’s headquarters are located at El Trovador 4285, Floor 6, Las Condes, Santiago, Chile. The Company's telephone number is +56 2 2425-2000.

The Company is registered with the Commission for Financial Markets (CMF) (formerly the Chilean Superintendence of Securities and Insurance (SVS)) under number 184 of March 18, 1983 and is therefore subject to oversight by that entity.

1.2	Main domicile where the Company performs its production activities

The Company’s main domiciles are: Calle Dos Sur plot No. 5 - Antofagasta; Arturo Prat 1060 - Tocopilla; Administration Building w/n - Maria Elena; Administration Building w/n Pedro de Valdivia - María Elena, Anibal Pinto 3228 - Antofagasta, Kilometer 1378 Ruta 5 Norte Highway - Antofagasta, Coya Sur Plant w/n - Maria Elena, kilometer 1760 Ruta 5 Norte Highway - Pozo Almonte,
Salar de Atacama (Atacama Saltpeter deposit) potassium chloride  plant w/n - San Pedro de Atacama, potassium sulfate plant at Salar de Atacama w/n – San Pedro de Atacama, Minsal Mining Camp w/n CL Plant CL, Potassium– San Pedro de Atacama, formerly the Iris Saltpeter office w/n, Commune of Pozo Almonte, Iquique.

1.3	Codes of main activities

The codes of the main activities as established by the
CMF,
as follows:

-	1700 (Mining)

-	2200 (Chemical products)

-	1300 (Investment)

1.4	Description of the nature of operations and main activities

Our products are mainly derived from mineral deposits found in northern Chile. We mine and process caliche ore and brine deposits. The caliche ore in northern Chile contains the only known nitrate and iodine deposits in the world and is the world’s largest commercially exploited source of natural nitrates. The brine deposits of the Salar de Atacama, a salt-encrusted depression in the Atacama Desert in northern Chile, contain high concentrations of lithium and potassium as well as significant concentrations of sulfate and boron.

From our caliche ore deposits, we produce a wide range of nitrate-based products used for specialty plant nutrients and industrial applications, as well as iodine and iodine derivatives. At the Salar de Atacama, we extract brines rich in potassium, lithium, sulfate and boron in order to produce potassium chloride, potassium sulfate, lithium solutions and bischofite (magnesium chloride). We produce lithium carbonate and lithium hydroxide at our plant near the city of Antofagasta, Chile, from the solutions brought from the Salar de Atacama. We market all of these products through an established worldwide distribution network.

Our products are sold in over 110 countries through our worldwide distribution network, with the majority of our sales derived from countries outside Chile.

Our products are divided into six categories: specialty plant nutrients; iodine and its derivatives; lithium and its derivatives; potassium chloride and potassium sulfate; industrial chemicals and other commodity fertilizers, described as follows:

Specialty plant nutrition:
We produce four main types of specialty plant nutrients: potassium nitrate, sodium nitrate, sodium potassium nitrate and specialty blends. We also sell other specialty fertilizers including third party products. All of these specialty plant nutrients are used in either solid or liquid form mainly on high value crops such as vegetables, fruits and flowers. Our nutrients are widely used in crops that employ modern agricultural techniques such as hydroponics, green housing, fertigation (where fertilizer is dissolved in water prior to irrigation) and foliar application. Specialty plant nutrients have certain advantages over commodity fertilizers, such as rapid and effective absorption (without requiring nitrification), superior water solubility, increased soil pH (which reduces soil acidity) and low chloride content. One of the most important products in this business line is potassium nitrate, which is sold in crystalline or prill form, allowing for multiple application methods. Crystalline potassium nitrate products are ideal for application by fertigation and foliar sprays, and potassium nitrate prills are suitable for soil applications.

The new needs of more sophisticated customers demand that the industry provide integrated solutions rather than individual products. Our products, including customized specialty blends that meet specific needs along with the agronomic service provided, allow to create plant nutrition solutions that add value to crops through higher yields and better quality production. Because our products are derived from natural nitrate compounds or natural potassium brines, they have certain advantages over synthetically produced fertilizers, including the presence of certain beneficial trace elements, which makes them more attractive to customers who prefer products of natural origin. As a result, specialty plant nutrients are sold at a premium price compared to commodity fertilizers.

Iodine:
We believe that we are the world’s leading producer of iodine and iodine derivatives, which are used in a wide range of medical, pharmaceutical, agricultural and industrial applications, including x-ray contrast media, polarizing films for LCD and LED, antiseptics, biocides and disinfectants, in the synthesis of pharmaceuticals, electronics, pigments and dye components.

Lithium:
We are a leading producer of lithium carbonate, which is used in a variety of applications, including electrochemical materials for batteries, frits for the ceramic and enamel industries, heat-resistant glass (ceramic glass), air conditioning chemicals, continuous casting powder for steel extrusion, primary aluminum smelting process, pharmaceuticals and lithium derivatives. We are also a leading supplier of lithium hydroxide, which is primarily used as an input for the lubricating greases industry and for certain cathodes for batteries.

Industrial chemicals:
We produce three industrial chemicals: sodium nitrate, potassium nitrate and potassium chloride. Sodium nitrate is used primarily in the production of glass, explosives, and metal treatment. Potassium nitrate is used in the manufacturing of specialty glass, and it is also an important raw material for the production of frits for the ceramics and enamel industries. Solar salts, a combination of potassium nitrate and sodium nitrate, are used as a thermal storage medium in concentrated solar power plants. Potassium chloride is a basic chemical used to produce potassium hydroxide, and it is also used as an additive in oil drilling as well as in food processing, among other uses.
Potassium:
We produce potassium chloride and potassium sulfate from brines extracted from the Salar de Atacama. Potassium chloride is a commodity fertilizer used to fertilize a variety of crops including corn, rice, sugar, soybean and wheat. Potassium sulfate is a specialty fertilizer used mainly in crops such as vegetables, fruits and industrial crops.

Other products and services:
We also sell other fertilizers and blends, some of which we do not produce. We are the largest company that produces and distributes the three main potassium sources: potassium nitrate, potassium sulfate and potassium chloride. This business line also includes revenue from commodities, services, interests, royalties and dividends.

Our subsidiary SQM Salar holds exclusive rights to exploit the mineral resources in an area covering approximately 140,000 hectares of land in the Salar de Atacama in northern Chile, of which SQM Salar is only entitled to exploit the mineral resources in 81,920 hectares. These rights are owned by Corfo and leased to SQM Salar pursuant to the Lease Agreement. Corfo cannot unilaterally amend the Lease Agreement and the Project Agreement, and the rights to exploit the resources cannot be transferred. The Lease Agreement establishes that SQM Salar is responsible for making quarterly lease payments to Corfo according to specified percentages of the value of production of minerals extracted from the Salar de Atacama brines, maintaining Corfo’s rights over the Mining Exploitation Concessions and making annual payments to the Chilean government for such concession rights. The Lease Agreement was entered into in 1993 and expires on December 31, 2030. On January 17, 2018, SQM and CORFO reached an agreement to end an arbitration process directed by the arbitrator, Mr. Héctor Humeres Noguer, in case 1954-2014 of the Arbitration and Mediation Center of Santiago Chamber of Commerce (
Centro de Arbitrajes y Mediación de la Cámara de Comercio de Santiago
) and other cases related to it.

The agreement signed in January 2018, includes important amendments to the lease agreement and project agreement signed between CORFO and SQM in 1993. The main modifications became effective on April 10, 2018 and requires an increase in the lease payments by increasing the lease rates associated with the sale of the different products produced in the Salar de Atacama, including lithium carbonate, lithium hydroxide and potassium chloride. In regard to lithium carbonate, the former rate of 6.8% on FOB sales was changed to the following structure of progressive rates based on the final sale price:

Price US$/MT Li2CO3	Lease payment rate
$0 - $4,000	6.8%
$4,000 - $5,000	8.0%
$5,000 - $6,000	10.0%
$6,000 - $7,000	17.0%
$7,000 - $10,000	25.0%
> $10,000	40.0%

See Note 25.2 for the disclosure of lease payments made to CORFO for all periods presented.

In regard to potassium chloride, the former rate of 1.8% on FOB sales was changed to the following structure of progressive rates based on the final sale price:

Price US$/MT KCL	Lease payment rate
$0 - $ 300	3.0%
$ 300 - $ 400	7.0%
$ 400 - $ 500	10.0%
$ 500 - $ 600	15.0%
> $ 600	20.0%

Similarly, the lease rates associated with the other products (lithium hydroxide, potassium sulfate and others) shall have similar changes to those described in the previous products.
SQM Salar commits to contribute between US$10.8 and US$18.9 million per year to research and development efforts, between US$10 to US$15 million per year to the communities in close proximity to the Salar de Atacama, and 1.7% of total annual sales of SQM Salar to regional development.

1.5

Other background

Staff

As of December 31, 2018, and December 31, 2017, the workforce was as follows:

	12/31/2018			12/31/2017
Employees	SQM S.A.	Other subsidiaries	Total	SQM S.A.	Other subsidiaries	Total
Executives	33	89	122	43	77	120
Professionals	115	1,078	1,193	143	942	1,085
Technicians and operators	260	3,287	3,547	248	3,177	3,425
Foreign employees	11	417	428	19	272	291
Overall total	419	4,871	5,290	453	4,468	4,921

Main shareholders

The following table shows information about the main shareholders of the Company’s Series A or Series B shares in circulation as of December 31, 2018 and December 31, 2017, in line with information provided by the Central Securities Depository:
The following table presents the information about the beneficial ownership of Series A and Series B shares of the Company as of December 31, 2018 and December 31, 2017, with respect to each shareholder that, to our knowledge, owns more than 5% of the outstanding Series A or Series B shares. The following information is derived from our registry and reports managed by the Central Securities Depository and informed to the CMF and the Chilean Stock Exchanges.

Shareholder as of December 31, 2018	No, of Series A with ownership	% of Series A shares	No, of Series B with ownership	% of Series B shares	% of total shares
Inversiones TLC SPA	62,556,568	43.80%	-	-	23.77%
Sociedad de Inversiones Pampa Calichera S.A. (*)	44,894,152	31.43%	10,093,154	8.38%	20.89%
The Bank of New York Mellon, ADRs	-	-	35,254,267	29.29%	13.39%
Potasios de Chile S.A. (*)	18,179,147	12.73%	-	-	6.91%
Banco de Chile via non-resident third party accounts	15,687	0.01%	10,703,812	8.89%	4.07%
Inversiones Global Mining (Chile) Limitada (*)	8,798,539	6.16%	-	-	3.34%
Banco Itaú through Corpbanca on behalf of foreign investors	-	-	8,085,730	6.72%	3.07%
Banco Santander via foreign investor accounts	-	-	7,138,685	5.93%	2.71%
Banchile C de B S A	528,092	0.37%	4,028,611	3.35%	1.73%
Inversiones la Esperanza de Chile Limitada	3,711,598	2.60%	46,500	0.04%	1.43%

(*) Total Pampa Group 32% ( 2.247.895 Series B shares are in the custody of different brokers).

Shareholder as of December 31, 2017	No, of Series A with ownership	% of Series A shares	No, of Series B with ownership	% of Series B shares	% of total shares
The Bank of New York Mellon, ADRs	-	-	54,599,961	45.36%	20.74%
Sociedad de Inversiones Pampa Calichera S.A. (*)	44,894,152	31.43%	7,007,688	5.82%	19.72%
Inversiones El Boldo Limitada	29,330,326	20.54%	16,363,546	13.59%	17.36%
Inversiones RAC Chile Limitada	19,200,242	13.44%	2,202,773	1.83%	8.13%
Potasios de Chile S.A. (*)	18,179,147	12.73%	-	-	6.91%
Inversiones PCS Chile Limitada	15,526,000	10.87%	1,600,000	1.33%	6.51%
Inversiones Global Mining (Chile) Limitada (*)	8,798,539	6.16%	-	-	3.34%
Banco de Chile via non-resident third party accounts	-	-	8,394,289	6.97%	3.19%
Banco Itau via Investor Accounts	19,125	0.01%	7,017,504	5.83%	2.67%
Banco Santander via foreign investor accounts	-	-	4,593,336	3.82%	1.75%
(*) Total Pampa Group 29,97%

On December 31, 2018 the total number of shareholders had risen to
1,508
.